Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment securities available for sale, cost	$ 7,599	$ 6,682
Loans receivable, allowance for loan losses	$ 2,231	$ 1,965
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	9,000,000	9,000,000
Common stock, shares issued (in shares)	2,777,250	2,777,250
Common stock, shares outstanding (in shares)	1,984,857	1,975,947
Treasury stock, at cost, shares (in shares)	792,393	801,303